Income and mining taxes - Composition of income tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income and mining taxes [Line Items]
Current income and mining tax expense	$ 2.1	$ 4.2
Deferred income and mining tax expense	3.2	(2.8)
Total income tax expense	5.3	1.4
Canada
Income and mining taxes [Line Items]
Current income and mining tax expense	2.1	1.9
Deferred income and mining tax expense	3.2	(2.8)
Foreign
Income and mining taxes [Line Items]
Current income and mining tax expense	$ 0.0	$ 2.3